As filed with the Securities and Exchange Commission on July 12, 2002

                                                                 File No. ______
                                                               ICA No. 811-21130

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. _____ [ ]
                     Post-Effective Amendment No. _____ [ ]
                                       and
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY [X]
                                   ACT OF 1940

                                  GENESIS FUNDS

                 (Exact name of Registrant as Specified in Trust
                                   Instrument)

                                919 Third Avenue
                                   27th Floor
                            New York, New York 10022

                     (Address of Principal Executive Office)

                                  -------------

                        (Area Code and Telephone Number)

                                    Copy to:

                              Carl Frischling, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|_|   Immediately upon filing pursuant to       |_|   on (date) pursuant to
      paragraph (b)                                   paragraph (b)
|_|   60 days after filing pursuant to          |_|   on (date) pursuant to
      paragraph (a)(1)                                paragraph (a)(1)
|_|   75 days after filing pursuant to          |_|   on (date) pursuant to
      paragraph (a)(2)                                paragraph (a)(2) of rule
                                                      485.
If appropriate, check the following box:

      |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               ---------------------------------------------------

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Genesis Tax Efficient Equity Fund



            Prospectus Dated

            _______, 2002


















This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.




         Genesis Funds o 919 Third Ave, 27th Floor o New York, NY 10022
                      1-800-___-____ o www.____________.com

TABLE OF CONTENTS

             Risk/Return Summary                                           1
             ............................................................
             Fees and Expenses                                             2
             ............................................................

             Investments                                                   4
             ............................................................

             Risk Factors                                                  4
             ............................................................

             Management of the Fund                                        6
             ............................................................

             How the Fund Values Its Shares                                6
             ............................................................

             Investing in the Fund                                         7
             ............................................................

             Dividends, Distributions and Taxes                            12
             ............................................................

             Additional Information                                        14
             ............................................................


      Genesis Tax Efficient Equity Fund (the "Fund") is the sole series of Genesis Funds, a registered open-end management investment company (the "Trust").

      It is important to keep in mind that mutual fund shares are subject to investment risk, including possible loss of the money invested.

RISK/RETURN SUMMARY

Investment Objective

      The Fund seeks long-term capital appreciation consistent with maximizing after-tax returns.

Principal Investment Strategies

      The Fund seeks to achieve its investment objective by attempting to duplicate the performance of the Dow Jones Industrial AverageSM ("DJIA"). The DJIA is an index of 30 "blue-chip" U.S. stocks.

      Under normal circumstances, the Fund will invest at least 80% of its assets in the common or preferred stocks of the companies that comprise the DJIA. In addition, the Fund may invest up to 20% of its assets in a mini-basket of common and preferred stocks from a list of other medium and large capitalization companies consistent with the investment philosophy of the Fund's investment adviser.

      Fund management monitors and analyzes the Fund's portfolio on an after-tax basis and considers the federal tax consequences when deciding whether to buy or sell stocks for the Fund. For example, fund management may seek to limit the Fund's realized capital gains by selling stocks on which it has an unrealized loss in order to offset stocks the Fund sells at a gain.


Principal Risks

      You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in "Risk Factors" in this Prospectus. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

      o     The market values of securities acquired by the Fund decline.

      o A particular strategy is not executed effectively or does not otherwise generate the intended result.

      o A security's value fluctuates in response to events affecting an issuer's profitability or viability.

Fees and Expenses

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                  Shareholder Fees (paid directly from your
                                   investment)
          ----------------------------------------------------------------
                Maximum sales charge (load) imposed on purchases     None
                (as a percentage of offering price)
          ----------------------------------------------------------------
                Maximum deferred sales charge (load)
                (as a percentage of the lower of purchase or         None
                sale price)
          ----------------------------------------------------------------
                Sales charge imposed on reinvested dividends         None
          ----------------------------------------------------------------
                Redemption fees (if redeemed within one year
                of purchase)                                         1.00%
          ----------------------------------------------------------------
              Annual Fund Operating Expenses
              (expenses that are deducted from Fund assets)
          ----------------------------------------------------------------
                Management Fees                                      1.00%
          ----------------------------------------------------------------
                Distribution (12b-1) Fees                            0.25%
          ----------------------------------------------------------------
                Other Expenses (includes a shareholder
                servicing fee of 0.25%)(1)                           2.78%
          ----------------------------------------------------------------
              Total Annual Fund Operating Expenses                   4.03%
          ----------------------------------------------------------------
              Fee Waiver/Expense Reimbursement                      (2.08)%
          ----------------------------------------------------------------
              Net Expenses(2)                                        1.95%
          ----------------------------------------------------------------

         (1) Other Expenses are based on amounts estimated for the current fiscal year.
         (2) The Fund's investment adviser (the "Adviser") has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of the Fund do not exceed 1.95% until at least _________, 2003.


Example

      This example illustrates the cost of investing in the Fund over various time periods. It is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

            o     you invest $10,000 in the Fund;
            o     your investment has a 5% return each year; and
            o     the Fund's operating expenses remain the same.

      *     This Example assumes that net Fund operating expenses will equal
            1.95%.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      If you sell your shares at the end of each period1--

                           --------------------------
                                 1 Year    3 Years
                           --------------------------
                                  $___       $___
                           --------------------------


      If you do not sell your shares at the end of each period--

                           --------------------------
                                 1 Year    3 Years
                           --------------------------
                                  $___       $___
                           --------------------------


-----------------------------
1 The figure for the 1-year period includes the Fund's 1.0% redemption fee. The 3-year figure does not include the 1.0% fee because it applies only to shares held for less than 1 year.

INVESTMENTS

Investments -- Additional Information

      The following describes some of the types of securities the Fund may purchase under normal circumstances to achieve its investment objective. For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

      For a more complete description of which securities the Fund can invest in, see the Statement of Additional Information ("SAI").

      o Equity Securities. Equity securities include foreign and domestic common or preferred stocks, rights and warrants.

      o Convertible Bonds. Convertible bonds are instruments that are exchangeable for a set number of common shares at a prestated price. They usually pay a rate of income that is higher than is available from common stock and have greater appreciation potential than regular bonds offer.

RISK FACTORS

      As with all mutual funds, investing in the Fund involves certain risks. There is no guarantee that the Fund will meet its investment objective, and there is never any assurance that the Fund will perform as it has in the past. You can lose money by investing in the Fund if you sell your shares at a value below your original cost.

      The Fund may use various investment techniques, some of which involve greater amounts of risk than others. To reduce risk, the Fund is subject to certain limitations and restrictions on its investments, which are described in more detail in the Statement of Additional Information ("SAI").

      The Fund is subject to the following principal risks:

      o Market risk. Market risk is the risk that the market value of a security may go up or down, sometimes rapidly. These fluctuations may cause the security to be worth more or less than it was at the time it was acquired. Market risk may involve a single security or a particular sector.

      o Management risk. Management risk is the risk that the Fund management team's investment strategy may not produce the intended results. Management risk also involves the possibility that the Fund management team fails to execute an investment strategy effectively.

      o Equity risk. Equity risk is the risk that a security's value will fluctuate in response to events affecting an issuer's profitability or viability. Unlike debt securities, which have a superior claim to a company's assets in case of liquidation or bankruptcy, equity securities benefit from a company's earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders.

      o Risks Associated with Managing the Fund for After-Tax Returns. There is a risk that managing the Fund for after-tax returns may hurt the Fund's performance. Because fund management considers tax consequences in making investment decisions for the Fund, the Fund's pre-tax performance could possibly be lower than the performance of a similar fund that is not tax-managed. The Fund is therefore not a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal income tax consequences of their investments.

MANAGEMENT OF THE FUND

About the Trust

      The Board of Trustees of the Trust (the "Board") has the overall responsibility for the management of the Fund.

Investment Adviser

      Casimir Asset Management, LLC ("CAM"), a Delaware company registered as an investment adviser with the Securities and Exchange Commission ("SEC"), is the investment adviser of the Fund. CAM is located at 919 Third Avenue, 27th Floor, New York, New York 10022. CAM supervises and assists in the overall management of the affairs of the Trust and the Fund, subject to oversight by the Board. CAM receives an annual management fee of 1.00% of the average daily net assets of the Fund, reduced by any applicable waivers. CAM, at its own expense, and from its own resources and without reimbursement from the Fund, may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund, subject to applicable laws and regulations.

Fund Management

      CAM uses a team approach to manage the Fund. The members of the team are primarily responsible for the day-to-day management of the Fund's investments. No single individual is responsible for managing the Fund.


HOW THE FUND VALUES ITS SHARES

      The Fund calculates its share price, called its net asset value ("NAV"), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE"), which is normally at 4:00 p.m. Eastern Time. A business day is a day on which the NYSE is open for trading.

      The Fund values its investments based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board. The NAV is calculated by adding up the total value of the Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

                             NAV = Total Assets Less Liabilities
                                   --------------------------------
                                   Number of Shares Outstanding

      You can request the Fund's current NAV by calling the Fund at 1-800-___-____ or your Authorized Dealer as defined below. The NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

INVESTING IN THE FUND

      This section provides information to assist you in buying and redeeming shares of the Fund. You may buy or sell shares on any business day at a price that is based on the NAV that is calculated after you place your order. Please read the entire Prospectus carefully before buying shares of the Fund.

      The Fund will be deemed to have received a purchase or redemption order when an Authorized Dealer accepts the order. If you place your order before the close of regular trading on the NYSE, you will receive the NAV that the Fund calculates that day. Orders placed after the close of trading on the NYSE will be priced at the next NAV that is calculated. The Fund reserves the right to reject any request to purchase shares of the Fund.

How to Purchase Shares

      The minimum initial investment is $1,000; the minimum subsequent investment is $500. You may purchase shares of the Fund through a broker-dealer with whom the Fund's distributor has entered into a sales agreement (an "Authorized Dealer") or directly from the Fund.

Purchase Procedures

      If you choose to purchase shares of the Fund through an Authorized Dealer, you should contact him or her in person or by telephone. If you wish to purchase shares directly through the Fund, you can do so by mail or by telephone once you have established an account. To establish an account, complete an account application and mail it with a check, bank draft or money order to:

      [ ] By Regular U.S.            Genesis Funds
          mail                       P.O. Box 46707
                                     Cincinnati, Ohio  45246-0707

      [symbol for overnight mail]    Genesis Funds
       By Overnight mail             c/o Ultimus Fund Solutions, LLC
                                     135 Merchant Street, Suite 230
                                     Cincinnati, Ohio  45246

      The Fund will not accept third-party checks (originally payable to someone other than you or the Fund).

      Additional purchases may be made by mail using the addresses above or by calling 1-800-___-____. Payment for additional shares must be made by check, bank draft, money order or by wire. To pay by wire, you should:

      [Graphic]               Call ____________ at 1-800-___-____ prior
      By wire                 to the close of regular trading on the NYSE before
                              wiring any funds to give notice of the purchase.
                              Specify the number or dollar amount of shares that you wish to buy, and wire funds to:
                                     [___________________]
                                     [___________________]
                                     [___________________]

                              Funds must be wired the same day that your trade is placed. For initial purchases, provide ____________ with a signed account application within ___ business days of the initial purchase.

Pre-Authorized Investment Plan. You can also purchase shares through a pre-authorized investment plan. Under a pre-authorized investment plan, your personal bank account is automatically debited on a monthly or quarterly basis to purchase shares of the Fund. You will receive the NAV as of the date the debit is made. To set up your plan, please call the Fund at 1-800-___-____.

How to Redeem Shares

You may redeem shares on any business day through the Fund or your Authorized Dealer.

To protect the interests of long-term investors and inhibit short-term trading in fund shares, the Fund imposes a 1% fee on redemptions of shares held for less than one year. These fees are paid to the Fund to help cover transaction costs.

Redemption Procedures

      Method of Redemption           Instructions

                              To redeem your shares by mail, you should send the Fund a signed letter of instruction indicating your fund account number, amount of redemption, and where to send the proceeds. Please make sure all parties required to sign the redemption request have done so. Send your request to:

      [Graphic]
          By Regular U.S.           Genesis Funds
          mail                      P.O. Box 46707
                                    Cincinnati, Ohio  45246-0707

      [Graphic}                     Genesis Funds
       By Overnight mail            c/o Ultimus Fund Solutions, LLC
                                    135 Merchant Street, Suite 230
                                    Cincinnati, Ohio  45246

      [Graphic] By telephone  To redeem your shares by telephone, you should call the Fund at 1-800-___-____ or your Authorized Dealer between the hours of __ a.m. and __ p.m. Eastern Time on a day the NYSE is open for business.

                              You may redeem your shares by telephone only if you have authorized telephone redemption on your account application.

Payment for Redeemed Shares

      o Payment for redeemed shares will be made by mailing a check to you generally within three business days, but in no case longer than seven days, after your request is processed. If you would like payment for redeemed shares through wire transfer, your funds will be wired the business day following the day your redemption request is processed.

      o To receive your proceeds by wire, you should provide the Fund with the name, location, ABA or bank routing number of your bank and your bank account number.

Additional Information About Redemptions

      o Systematic Withdrawal Plan. Under a systematic withdrawal plan, you may withdraw a set amount ($___ minimum) at regular time intervals as long as you have a beginning account balance of at least $______. If you would like to take advantage of this or any other shareholder services that the Trust provides, please call your account representative at 1-800-___-____ to obtain the appropriate forms. This or other shareholder services may be changed or terminated at any time with 60 days' notice.

      o Waiting period. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared, which may take up to 15 days.

      o Signature guarantees. If your redemption proceeds exceed $25,000, or if you instruct the Fund to send the proceeds to someone other than the record owner at the record address, or if you are a corporation, partnership, trust or fiduciary, your signature must be guaranteed by any eligible guarantor institution. Signatures may be guaranteed only by one of the following: a U.S. bank, trust company, credit union or savings association; a foreign bank that has a U.S. correspondent bank; a U.S. registered dealer or broker in securities, municipal securities or government securities; or a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

      o Telephone policies. To purchase or sell shares directly through the Fund, you must authorize the Fund to accept telephone instructions. If you do, the Fund will accept instructions from people who it believes are authorized to act on your behalf. The Fund will use reasonable procedures (such as requesting personal identification) to ensure that the caller is properly authorized. Neither the Fund nor the Transfer Agent will be liable for losses for following instructions reasonably believed to be genuine. During times of extreme economic or market conditions, you may experience difficulty in contacting your account representative by telephone to request a redemption of shares. If this occurs, please consider using the other redemption procedures described in this Prospectus. Alternative procedures may take longer to redeem your shares.

      o Automatic redemption; redemption in kind. If the value of your account falls below $1,000 (for reasons other than changes in the value of your shares), the Trust may automatically liquidate your account and send you the proceeds. The Trust will send you a notice at least 60 days before doing this. To the extent allowed under applicable law, the Trust also reserves the right to redeem your shares "in kind." For example, if you redeem a large number of shares and the Fund is unable to sell securities to raise cash, the Trust may send you shares of securities of comparable value from the Fund's portfolio.

      o Suspension of the Right of Redemption. The Fund may suspend your right to redeem your shares under any of the following circumstances:

            o     during non-routine closings of the NYSE;

            o when the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

            o when the SEC orders a suspension to protect the Fund's shareholders.

Distribution Fees and Shareholder Servicing Fees

            o Distribution Fees. The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Fund. Under the distribution plan, the Fund pays to the Trust's distributor a monthly fee at an annual rate of 0.25% of its average daily net assets for the sale and distribution of its shares.

      Keep in mind that:

            o The Fund pays distribution fees on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

            o The Fund's distributor will waive its distribution fees to the extent that the Fund would exceed the limitations imposed by the National Association of Securities Dealers on asset-based sales charges.

      o Shareholder Servicing Fees. The Trust has adopted a shareholder servicing plan for the Fund. The shareholder servicing plan allows the Fund or its distributor to pay shareholder servicing agents an annual fee of up to 0.25% of the average daily net assets of the Fund for personal shareholder services which include maintaining shareholder accounts. Shareholder servicing agents may waive all or a portion of their fee periodically.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

      The Fund passes along its investment earnings to you in the form of dividends and capital gains distributions. Dividends are the net income from investments after expenses. The Fund declares and pays dividends from its net investment income annually. If there are any short-term capital gains on the sale of investments, they are distributed as necessary. Normally, the Fund will pay any long-term capital gains once a year.

      You can receive dividends and distributions in one of the following ways:

      o Reinvestment. You can automatically reinvest your dividends and distributions in additional shares of the Fund. This option is followed by the Fund unless you indicate another choice on your account application. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on an increasing number of shares.


      o Cash. The Trust will send you a check no later than three days after the payable date.

      o Partial reinvestment. The Trust will automatically reinvest the dividends in additional shares of the Fund and pay your capital gain distributions to you in cash. Or, the Trust will automatically reinvest your capital gain distributions and send you your dividends in cash.

      o Direct deposit. In most cases, you can automatically transfer dividends and distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer the funds within [seven] days of the payment date. To receive dividends and distributions this way, the name on your bank account must be the same as the registration on your Fund account.

      You may choose your distribution method on your original account application. If you would like to change the option you selected, please call the Fund at 1-800-___-____ or your Authorized Dealer.

Taxes

      It is important for you to be aware of the following information about the tax treatment of your investment.

      o Dividends and distributions of short-term capital gains are taxable to you as ordinary income; long-term capital gains distributions are taxable to you as capital gain.

      o Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in the form of cash or reinvest them in additional shares. They may also be subject to state and local taxes.

      o If you purchase shares of the Fund shortly before it declares a dividend or a distribution, you will be "buying a dividend" -- that is, a portion of your investment in the Fund may be returned to you in the form of a taxable distribution.

      o Dividends from the Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes.

      o Certain dividends and distributions paid to you in January may be taxable as if they had been paid to you the previous December.

      o The Trust will mail you tax statements every January showing the amounts and tax status of distributions you received.

      o When you redeem shares of the Fund, you may recognize a capital gain or loss for tax purposes, equal to the difference between the cost of the shares you redeem and the price you receive when you redeem them.

      o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

      o You should review the more detailed discussion of federal income tax considerations in the SAI.

      The Trust provides this tax information for your general information. You should consult your own tax adviser about the tax consequences of investing in the Fund.

ADDITIONAL INFORMATION

Performance

      Financial publications, such as Business Week, Forbes, Money or SmartMoney, may compare the Fund's performance to the performance of various indexes and investments for which reliable performance data is available. These publications may also compare the Fund's performance to averages, performance rankings, or other information prepared by recognized mutual fund statistical services, such as Lipper Inc.

Shareholder Communications

      The Trust may eliminate duplicate mailings of Fund materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Trust send these documents to each shareholder individually by calling the Trust at 1-800-___-____.

Genesis Tax Efficient
Equity Fund

919 Third Avenue, 27th Floor
New York, NY 10022
1-800-___-____


INVESTMENT ADVISER                       ADMINISTRATOR, FUND ACCOUNTANT &
Casimir Asset Management, LLC            TRANSFER AGENT
919 Third Avenue, 27th Floor             Ultimus Fund Solutions, LLC
New York, New York 10022                 135 Merchant Street, Suite 230
                                         Cincinnati, Ohio 45246

COUNSEL                                  INDEPENDENT AUDITORS
Kramer Levin Naftalis & Frankel LLP      Ernst & Young LLP
919 Third Avenue, 38th Floor             750 Seventh Avenue
New York, New York 10022                 New York, New York 10019

DISTRIBUTOR                              CUSTODIAN
Ultimus Fund Distributors, LLC           U.S. Bancorp
135 Merchant Street, Suite 230           425 Walnut Street
Cincinnati, Ohio 45246                   Cincinnati, Ohio  45202

      The SAI, which provides a more complete discussion of several of the matters contained in this Prospectus, is incorporated by reference. To obtain a free copy of the SAI or any financial report, or to make any other inquiries about the Fund, you may call the Fund at 1-800-___-____ or write to the Fund at _____________________________, or call your
      Authorized Dealer.

      You may also review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 to obtain information on the operation of the SEC's Public Reference Room. This information is also available on the SEC's Internet site at http://www.sec.gov. Copies may also be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.


      Investment Company Act File No. 811-21130

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION

                                  GENESIS FUNDS

                        Genesis Tax Efficient Equity Fund

                               _____________, 2002


This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectus of Genesis Funds dated ___________, 2002 (the "Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing Genesis Funds at 919 Third Avenue, 27th Floor, New York, New York 10022, or by calling toll free 1-___-___-____.


INVESTMENT ADVISER                       ADMINISTRATOR, FUND ACCOUNTANT &
Casimir Asset Management, LLC            TRANSFER AGENT
919 Third Avenue, 27th Floor             Ultimus Fund Solutions, LLC
New York, New York 10022                 135 Merchant Street, Suite 230
                                         Cincinnati, Ohio 45246

COUNSEL                                  INDEPENDENT AUDITORS
Kramer Levin Naftalis & Frankel LLP      Ernst & Young LLP
919 Third Avenue                         750 Seventh Avenue
New York, New York 10022                 New York, New York 10019

DISTRIBUTOR                              CUSTODIAN
Ultimus Fund Distributors, LLC           U.S. Bancorp
135 Merchant Street, Suite 230           425 Walnut Street
Cincinnati, Ohio 45246                   Cincinnati, Ohio  45202



                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS...............................1
VALUATION OF PORTFOLIO SECURITIES............................................4
PERFORMANCE..................................................................4
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................7
DIVIDENDS AND DISTRIBUTIONS..................................................8
TAXES........................................................................8
TRUSTEES AND OFFICERS.......................................................15
ADVISORY AND OTHER CONTRACTS................................................17
ADDITIONAL INFORMATION......................................................23

                       STATEMENT OF ADDITIONAL INFORMATION

Genesis Funds (the "Trust") was organized as a Delaware business trust on November 5, 2001. The Trust is an open-end management investment company consisting of one non-diversified series ("Genesis Tax Efficient Equity Fund" or the "Fund") of units of beneficial interest ("shares").

Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS



Investment Objective

The Fund's investment objective is fundamental. That means that it or any fundamental investment policy or limitation may not be changed without a vote of the holders of a majority of the Fund's outstanding voting securities. Such majority is defined as the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. There can be no assurance that the Fund will achieve its investment objective.

Additional Information Regarding Fund Investments

The following policies and limitations supplement the Fund's investment policies set forth in the Prospectus. The Fund's investments in the securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectus and this SAI.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any issuer, security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the Investment Company Act of 1940, as amended (the "1940 Act")). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees of the Trust (the "Board") will consider what actions, if any, are appropriate to maintain adequate liquidity.

The investment policies of the Fund generally are non-fundamental, meaning that they may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding voting securities, unless (1) a policy expressly is deemed to be a fundamental policy of the Fund or (2) a policy expressly is deemed to be changeable only by such majority vote. The Fund may, following notice to its shareholders, take advantage of other investment practices which presently are not contemplated for use by the Fund, or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Prospectus.

The following sections list the Fund's investment policies, limitations, and restrictions. The securities in which the Fund can invest and the risks associated with these securities are discussed in the section entitled "Instruments in Which the Fund Can Invest."

      Fundamental Investment Limitations

The following investment limitations are fundamental.

1.  Borrowing

The Fund may not borrow money, except that (a) the Fund may enter into commitments to purchase securities and instruments in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) the Fund may borrow money in an amount not exceeding 33 1/3% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 33 1/3% of the Fund's total assets must be repaid before the Fund may make additional investments.

2.  Commodities

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

3.  Concentration

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, 25% or more of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

4.  Lending

The Fund may not make loans, except the Fund may: (a) purchase publicly issued debt securities; (b) enter into repurchase transactions; and (c) lend portfolio securities, provided the value of the loaned securities does not exceed 33 1/3% of the value of the Fund's total assets.

5.  Real Estate

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or mortgages on real estate or securities of companies engaged in the real estate business or in any business related to mortgages or real estate).

6.  Senior Securities

The Fund may not issue any senior security (as defined in the 1940 Act), except that: (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act.

7.  Underwriting

The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities.

      Non-Fundamental Investment Limitations

The Fund's non-fundamental investment limitations on borrowing is non-fundamental, meaning that the limitation may be changed by a majority vote of the Board at any time without shareholder approval. The Fund will not borrow for leveraging purposes, meaning that it will not purchase investment securities while borrowings in excess of 5% of its total assets are outstanding.

Instruments in Which the Fund Can Invest

The Fund may invest in three types of securities: common stock, convertible securities, and preferred stock.

Common Stocks. Common stocks are units of ownership of a public corporation. Common stock has more potential for appreciation than preferred stock, and typically have voting rights, including the right to vote on the selection of directors and other important matters, as well as the right to receive dividends on holdings. Common stocks usually are subordinate to preferred stock in terms of liquidation.

Convertible Bonds. Convertible bonds are instruments that are exchangeable for a set number of common shares at a prestated price. Convertible bonds usually pay a higher income than is available from common stock, together with greater appreciation potential than regular bonds offer.

Preferred Stocks. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights. Preferred stocks typically do not have voting rights.

VALUATION OF PORTFOLIO SECURITIES

The net asset value ("NAV") of the Fund is determined and the shares of the Fund are priced as of the valuation time indicated in the Prospectus on each Business Day. A "Business Day" is a day on which the New York Stock Exchange, Inc. (the "NYSE") is open. Currently, the NYSE will not open in observance of the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, or, when one of these holidays fall on a Saturday or Sunday, the preceding Friday or subsequent Monday. This closing schedule is subject to change.

For purposes of computing the NAV of the Fund, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the last sale price as reported by NASDAQ. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board.

PERFORMANCE

From time to time, the "average annual total return" and "total return" of an investment in the Fund's shares may be advertised. An explanation of how total returns are calculated and the components of those calculations are set forth below.

Total Returns - General. Total return information may be useful to investors in reviewing the Fund's performance. The Fund's advertisement of its performance must, under applicable SEC rules, include the average annual total returns of the Fund for the 1, 5, and 10-year period (or the life of the Fund, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. Investments in the Fund are not insured; its total return is not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Total return for any given past period are not a prediction or representation by the Trust of future rates of return on its shares. The total returns of the shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds, and operating expenses.

Total Returns Before Taxes. The "average annual total return before taxes" of the Fund is an average annual compounded rate of return before taxes for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

            (ERV/P)1/n-1 = Average Annual Total Return Before Taxes

The cumulative "total return before taxes" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

            ERV - P = Total Return Before Taxes
            -------
               P

Total Returns After Taxes on Distributions. The "average annual total return after taxes on distributions" of the Fund is an average annual compounded rate of return after taxes on distributions for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an ending value at the end of the periods shown ("ATVD"), according to the following formula:

            (ATVD/P)1/n-1   =  Average   Annual  Total  Return  After  Taxes  on
                               Distributions

The cumulative "total return after taxes on distributions" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return after taxes on distributions, but it does not average the rate of return on an annual basis. Total return after taxes on distributions is determined as follows:

            ATVD - P = Total Return After Taxes on Distributions
               -----
             P

Total Returns After Taxes on Distributions and Redemptions. The "average annual total return after taxes on distributions and redemptions" of the Fund is an average annual compounded rate of return after taxes on distributions and redemption for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an ending value at the end of the periods shown ("ATVDR"), according to the following formula:

            (ATVDR/P)1/n-1  =  Average Annual Total Return After Taxes on
                               Distributions and Redemptions

The cumulative "total return after taxes on distributions and redemptions" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return after taxes on distributions and redemptions, but it does not average the rate of return on an annual basis. Total return after taxes on distributions is determined as follows:

          ATVDR - P = Total Return After Taxes on Distributions and Redemptions
                -----
                  P

From time to time the Fund may also quote an "average annual total return at NAV" or a cumulative "total return at NAV." It is based on the difference in NAV at the beginning and the end of the period for a hypothetical investment (without considering sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. From time to time the Fund may publish the ranking of its performance or the performance of its shares by Lipper, Inc., a widely recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks the performance of the Fund against all other funds in similar categories. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

The total return on an investment made in the Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index and the Standard & Poor's 500 Index. Other indices may be used from time to time. The Consumer Price Index generally is considered to be a measure of inflation. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

From time to time, the total returns of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund also may include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund's investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills.

From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund, as well as CAM's views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund.) The Fund may also include in advertisements charts, graphs, or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, and Treasury bills, as compared to an investment in shares of the Fund, as well as charts or graphs that illustrate strategies such as dollar cost averaging. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information is generally available by calling 1-___-___-____.

Investors may also judge, and the Fund may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., S&P, and Morgan Stanley, and in publications issued by Lipper and in the following publications:
American Banker, Barron's, Business Week, iMoney Net, Forbes, Fortune, Ibbotson Associates, Institutional Investor, Money Magazine, Morningstar, Mutual Fund Magazine, The New York Times, SmartMoney, U.S.A. Today, Value Line Mutual Fund Survey and The Wall Street Journal. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.

Advertisements and sales literature may include discussions of specifics of a portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis. Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing total return and investment risk of an investment in shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, CDs may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. Government.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In connection with certain servicing plans, the Fund has made certain commitments that: (i) provide for one or more broker-dealers to accept on the Fund's behalf, purchase and redemption orders; (ii) authorize such brokers to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf; (iii) provide that the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order; and (iv) provide that customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee.

When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Fund may not be able to accept purchase or redemption requests.

The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the net asset value of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment. The Fund ordinarily declares and pays dividends from its net investment income and makes distributions of net capital gains, if any, annually.

The amount of the Fund's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund.

The net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, income from corporate actions such as reorganizations, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to CAM, are accrued each day.

TAXES

Information set forth in the Prospectus summarizes only key federal tax considerations generally affecting purchasers of shares of the Fund. The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Internal Revenue Code of 1986, as amended (the "Code") (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI; such laws may be changed by legislative, judicial, or administrative action, possibly with retroactive effect.

Qualification as a Regulated Investment Company.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year, plus 90% of its net income from tax-exempt obligations (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count towards the satisfaction of the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, the Code treats as ordinary income a portion of the capital gain attributable to a conversion transaction, i.e., a transaction where substantially all of the expected return is attributable to the time value of the Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and, on a substantially contemporaneous basis, entering into a contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment in the transaction for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, determined as if the transaction were a debt instrument, reduced by the sum of:
(1) prior inclusions of ordinary income items from the conversion transaction and (2) the capitalized interest on acquisition indebtedness under Code section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed through to the Fund's shareholders.

In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (2) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position. Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to a mark-to-market election with respect to an investment in a passive foreign investment company ("PFIC")) incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of any such issuer and does not hold more than 10% of the outstanding voting securities of any such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of the asset diversification test, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Association, and the Student Loan Marketing Association, are treated as U.S. Government securities.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.


Excise Tax on Regulated Investment Companies.

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon an actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions.

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Such dividends paid by the Fund will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below.

Ordinary income dividends paid by the Fund with respect to a taxable year may qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. Generally, a dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, or is the grantor of a deep-in-the-money or otherwise nonqualified option to buy substantially identical stock, or has otherwise diminished its risk of loss by holding other positions with respect to substantially similar or related property; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent that the stock on which the dividend is paid is treated as debt-financed under the rules of Code section 246A. The 46-day holding period must be satisfied during the 90-day period beginning 45 days prior to each applicable ex-dividend date; the 91-day holding period must be satisfied during the 180-day period beginning 90 days before each applicable ex-dividend date. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. If certain conditions are met, only 50% of the capital gain realized by the Fund with respect to domestic qualified small business stock will be subject to tax.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular income tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, a corporate shareholder will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries, which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of certain foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by the Fund) on December

31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to properly report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Sale or Redemption of Shares.

A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (including purchases through a pre-authorized investment or dividend reinvestment plan). In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code section 246(c) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to such foreign shareholder will be subject to U.S. withholding tax at the applicable rate (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such foreign shareholder may be subject to U.S. withholding tax at the applicable rate (or lower applicable treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of a foreign shareholder other than a corporation, the Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholder furnishes the Fund with proper notification of his foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation; State and Local Tax Considerations.

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

TRUSTEES AND OFFICERS

Board of Trustees.

Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"), who are elected by the shareholders of the Fund, unless appointed to fill a vacancy in accordance with the By-laws of the Trust and the 1940 Act. The Fund is managed by the Board in accordance with the laws of the State of Delaware. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act (the "Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The Trustees of the Trust, their ages, addresses, position with the Trust, length of time served, principal occupations during the past four years, and other directorships held are listed below. There is no defined term of office, and each Trustee serves until the earlier of resignation, retirement, removal, death, or the election of a qualified successor.

                             Position(s)
                             Held with     Length of     Principal Occupation
Name, Age and Address        the Trust     Time Served   During Past 5 Years
---------------------        ---------     -----------   --------------------

Independent Trustees

Rick Cecil, 51               Trustee       Since July    Since 1992, Engineering
7016 Zangle Road, N.E.                     2002          Manager, Intel
Olympia, WA  98506                                       Corporation; from 1982
                                                         to 1992, Engineer,
                                                         Intel Corporation.

                             Position(s)
                             Held with     Length of     Principal Occupation
Name, Age and Address        the Trust     Time Served   During Past 5 Years
---------------------        ---------     -----------   --------------------

Marc Kaliman, 38             Trustee       Since July    Since 1985, Principal,
950 Third Avenue                           2002          Abington Holdings
New York, NY 10022                                       (real estate).

Robert Weinstein, 73         Chairman      Since July    Since 1992, Private
25 Rockledge Avenue                        2002          investor; from 1990 to
White Plains, NY  10601                                  1992, President, Group
                                                         Council Mutual
                                                         Insurance Company of
                                                         New York.

Scott Weiss, 40              Trustee       Since July    Since 1994, Physician,
5 Fieldstone Drive                         2002          Fairfield County
Easton, CT  06612                                        Medical Group,
                                                         Fairfield Connecticut.

Interested Trustee

*Daniel S. Ripp, 35           Trustee      Since July    Since 2001, Chief
585 West End Avenue                        2002          Financial Officer,
New York, NY  10024                                      Casimir Capital, LP
                                                         (broker-dealer); from
                                                         1998 to 2001,
                                                         Principal, Letteau Ltd
                                                         (market risk management
                                                         firm); from 1997 -
                                                         1998, Director, Oscar
                                                         Gruss & Son, Inc.
                                                         (broker-dealer).

* Mr. Ripp is deemed to be an "interested person" of the Trust under the 1940 Act by reason of his position as Chief Financial Officer of the Adviser.

The Board presently has an Audit Committee whose function is to recommend independent auditors of the Fund and monitor accounting and financial matters. The members of the Audit Committee are Messrs. Weinstein (Chairman), Cecil, Kalimian, and Weiss.

As of ________, 2002, no Trustee beneficially owned any shares of the Fund.

No Independent Trustee or immediate family member of an Independent Trustee owns any interest in the investment adviser or principal underwriter of the Fund or a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Fund.

Remuneration of Trustees.

The Trustees of the Trust receive no compensation from the Trust for performing the duties of their offices.

Officers.

The officers of the Trust, their ages, addresses, position with the Trust, length of time served, principal occupations during the past five years, and other directorships held are listed below. There is no defined term of office, and each officer of the Trust serves until the earlier of resignation, retirement, removal, death, or the election of a qualified successor.

                             Position(s)
                             Held with     Length of     Principal Occupation
Name, Age and Address        the Trust     Time Served   During Past 5 Years
---------------------        ---------     -----------   --------------------

________________________     President     Since July
                                           2002

Wade R. Bridge, 33           Assistant     Since July    Since May 2002, Vice
135 Merchant Street          Secretary     2002          President of
Suite 230                                                Administration, Ultimus
Cincinnati, Ohio 45246                                   Fund Solutions, LLC.
                                                         Prior to May 2002,
                                                         Director of Compliance,
                                                         Fort Washington
                                                         Brokerage Services
                                                         (registered
                                                         broker-dealer)
                                                         (subsidiary of Western
                                                         and Southern Life
                                                         Insurance Company).

Robert G. Dorsey, 45         Vice          Since July    Since August 1999,
135 Merchant Street          President     2002          Managing Director,
Suite 230                                                Ultimus Fund Solutions,
Cincinnati, Ohio 45246                                   LLC (transfer agent)
                                                         and Ultimus Fund
                                                         Distributors, LLC
                                                         (broker-dealer); Prior
                                                         to August 1999,
                                                         President, Countrywide
                                                         Fund Services, Inc.
                                                         (mutual fund services
                                                         company).

Theresa A. Minogue, 32       Assistant     Since July    Since September 2000,
135 Merchant Street          Treasurer     2002          Vice President and
Suite 230                                                Mutual Fund Controller,
Cincinnati, Ohio 45246                                   Ultimus Fund Solutions,
                                                         LLC; Prior to September
                                                         2000, Vice-President of
                                                         Integrated Fund
                                                         Services, Inc. (mutual
                                                         fund services company).

Mark J. Seger, 40            Treasurer     Since July    Since March 1999,
135 Merchant Street                        2002          Managing Director,
Suite 230                                                Ultimus Fund Solutions,
Cincinnati, Ohio 45246                                   LLC and Ultimus Fund
                                                         Distributors, LLC;
                                                         Prior to March 1999,
                                                         First Vice President,
                                                         Countrywide Fund
                                                         Services, Inc.

John F. Splain, 45           Secretary     Since July    Since March 1999,
135 Merchant Street                        2002          Managing Director,
Suite 230                                                Ultimus Fund
Cincinnati, Ohio 45246                                   Distributors, LLC
                                                         (registered
                                                         broker-dealer); Prior
                                                         to March 1999, First
                                                         Vice President and
                                                         Secretary, Countrywide
                                                         Fund Services, Inc.
                                                         (mutual fund services
                                                         company) and affiliated
                                                         companies.

No officer of the Trust serves on the Board of any public corporation, and no officer of the Trust receives compensation directly from the Trust for performing the duties of their offices.

ADVISORY AND OTHER CONTRACTS

The following sections describe the Trust's material agreements for investment advisory, distribution, administration, custodian, transfer agency and fund accounting services.

Investment Adviser.

One of the Trust's most important contracts is with its investment adviser, CAM, a Delaware limited liability company registered as an investment adviser with the SEC. CAM is 100% owned by Casimir Group, LLC and this entity is considered a "control person" as defined in the 1940 Act. Casimir Group is headquartered at 919 Third Avenue, 27th Floor, New York, NY 10022.

Investment Advisory Agreement

On ___________, 2002, the Board, including a majority of the Independent Trustees, approved an investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of the Fund, and CAM.

Under the terms of the Advisory Agreement, the Trust pays all of its expenses (other than those specifically assumed by CAM) including the costs incurred in connection with its registration under the Securities Act, printing of the prospectus distributed to shareholders, taxes or governmental fees, brokerage commissions, and other related expenses.

The Advisory Agreement provides that neither CAM nor any of its directors, officers, shareholders, agents, or employees shall be liable for any error of judgment or mistake of law or for any act or omission in the course of, or connected with, rendering services thereunder or for any loss suffered by the Trust, the Fund or any shareholder of the Fund in connection with the performance of the Advisory Agreement.

The Advisory Agreement provides that CAM supervises and assists in the overall management of the Trust's affairs subject to the authority of the Board. Pursuant to the Advisory Agreement, the Fund pays CAM a monthly fee calculated at an annual rate of 1.00% of the Fund's average daily net assets.

The Advisory Agreement provides that unless sooner terminated, it will continue in effect as to the Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Board or by a vote of a majority of the outstanding shares of the Fund, and in either case, by a majority of the Independent Trustees by votes cast in person at a meeting called for such purpose. The Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

Considerations of the Board of Trustees in Approving the Advisory Agreement

In determining whether it was appropriate to approve the Advisory Agreement, the Board of Trustees requested information from CAM that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Fund with respect to its deliberations. In considering the agreement and the fairness and reasonableness of the compensation to be paid to CAM, the Board considered numerous factors, including: services provided under the agreement; requirements of the Fund for the services provided by CAM; the quality of the services expected to be provided; fees payable for the services; total expected expenses of the Fund; CAM's commitment to operating the Fund at competitive expense levels; profitability of CAM with respect to its relationship with the Fund; soft-dollar and other service benefits expected to be received by CAM; capabilities and financial condition of CAM; and current economic and industry trends.

Current management fees were reviewed in the context of CAM's profitability. The Board reviewed an analysis prepared by an independent third party comparing the Fund's expense ratio and advisory fee with comparable mutual funds.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Advisory Agreement was consistent with the best interests of the Fund, and the Board unanimously approved the Advisory Agreement for a two-year initial period on the basis of the foregoing review and discussions and the following considerations, among others: the fairness and reasonableness of the investment advisory fee payable to CAM under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, the profitability of CAM's relationship with the Fund, and the comparability of the fees paid to fees paid by other investment companies; the nature, quality and extent of the investment advisory services to provided by CAM; CAM's entrepreneurial commitment to the management of the Fund; and CAM's representations regarding its staffing and capabilities to manage the Fund.

Distributor.

On ___________, 2002, the Board, including a majority of the Independent Trustees, approved a distribution agreement (the "Distribution Agreement") between the Trust, on behalf of the Fund, and Ultimus Fund Distributors, LLC (the "Distributor") for the continuous offering of the shares of the Fund. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to the Fund for two years, and will continue thereafter for consecutive one-year terms, provided that the renewal is approved at least annually (1) by the Trustees or by the vote of a majority of the outstanding shares of the Fund, and (2) by the vote of a majority of the Independent Trustees who are not parties to the Distribution Agreement cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.

As compensation for services performed under the Distribution Agreement, the Trust will pay to the Distributor any fees that may become payable to the Distributor pursuant to the Distribution Plan.

Administrator.

On ___________, 2002, the Board approved an administration agreement (the "Administration Agreement") between the Trust, on behalf of the Fund, and Ultimus Fund Solutions, LLC ("Ultimus Fund Solutions "). In this capacity, Ultimus Fund Solutions assists in supervising all operations of the Fund (other than those performed by CAM under the Advisory Agreement), subject to the supervision of the Board. Ultimus Fund Solutions also provides general accounting services for the Trust.

Pursuant to the Administration Agreement, the Trust pays Ultimus an annual fee, computed daily and paid monthly, at the following annual rates based on the Fund's average daily net assets: 0.150% of the first $50 million of assets; 0.125% of the next $50 million of assets; 0.100% of the next $150 million of assets; 0.075% of the next $250 million; and 0.050% of assets over $500 million, subject to a minimum monthly charge of $2,000. Pursuant to the Administration Agreement, the foregoing fees will be discounted by 20.0% for a period ending the earlier of one year from the date of the Administration Agreement or upon the Fund reaching $10 million in assets.

Ultimus Fund Solutions may periodically waive all or a portion of its fee in order to increase the net income of the Fund.

Unless sooner terminated, the Administration Agreement will continue in effect for a period of two years, and for consecutive one-year terms thereafter, provided that such renewal is ratified at least annually by (a) a vote of a majority of those members of the Board of Trustees of the Trust who are not parties to the Administration Agreement or "interested persons" of any such party, and (b) by the Board of Trustees of the Trust or by vote of a "majority of the outstanding voting securities" of the Fund.

Custodian.

U.S. Bancorp (the "Custodian") serves as custodian for the assets of the Fund under an agreement with the Trust, on behalf of the Fund, dated _______, 2002 (the "Custodian Agreement"). Under the Custody Agreement, U.S. Bancorp holds the Fund's securities and keeps all necessary accounts and records. Under this Agreement, U.S. Bancorp (1) maintains a separate account or accounts in the name of the Fund; (2) makes receipts and disbursements of money on behalf of the Fund; (3) collects and receives all income and other payments and distributions on account of fund securities; and (4) responds to correspondence from security brokers and others relating to its duties. U.S. Bancorp may, with the approval of the Fund and at the Custodian's own expense, open and maintain a sub-custody account or accounts on behalf of the Fund, provided that U.S. Bancorp shall remain liable for the performance of all of its duties under the Custodian Agreement.

Transfer Agent.

Ultimus Fund Solutions also serves as transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agent and Shareholder Service Agreement entered into by the Trust, on behalf of the Fund, and Ultimus Fund Solutions, dated ________, 2002. Under its agreement, Ultimus Fund Solutions has agreed to (1) issue and redeem shares of the Fund; (2) address and mail all communications by the Trust to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Board concerning the Fund's operations.

Shareholder Servicing Plan.

The Trust has adopted a shareholder servicing plan on behalf of the Fund (the "Shareholder Servicing Plan"). In accordance with the Shareholder Servicing Plan, the Trust may enter into agreements with financial intermediaries under which the Fund pays fees of up to [0.25%] of the average daily net assets of the Fund for expenses incurred in connection with the personal service and maintenance of shareholder accounts, responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of the shares or their accounts or similar services not otherwise provided on behalf of the Fund.

Distribution Plan.

The Trust, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the fund under Rule 12b-1. The Distribution Plan provides that the Fund may incur distribution expenses related to the sale of shares of up to 0.25% per annum of the Fund's average daily net assets.

The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or its Distributor.

In approving the Distribution Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Board, including a majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Independent Trustees"), considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Distribution Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the Fund's outstanding voting shares or by the Board and (b) by the vote of a majority of the Independent Trustees cast in person at a meeting called specifically for the purpose of voting on the Distribution Plan. While the Distribution Plan remains in effect, the Fund will furnish to the Board a written report of the amounts spent by the Fund under the Plan and the purposes for these expenditures. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Distribution Plan must be approved by a majority of the Board and by the Independent Trustees in a vote cast in person at a meeting called specifically for that purpose. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office, and a majority of the Board shall be comprised of Independent Trustees.

Fund Accountant.

Ultimus Fund Solutions also serves as Fund Accountant for the Fund pursuant to a fund accounting agreement with the Trust dated _______________, 2002. The Fund Accountant calculates the Fund's NAV and the dividend and capital gain distribution, if any. The Fund Accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. The Fund Accountant is entitled to receive annual fees of $30,000, plus 0.01% of the first $500 million of the Fund's daily average net assets 0.005% of daily average net assets over $500 million. Pursuant to the Fund Accounting Agreement, the foregoing fees will be discounted by 20.0% for a period ending the earlier of one year from the date of the Administration Agreement or upon the Fund reaching $10 million in assets.

Independent Accountants.

Ernst & Young, LLP, 750 Seventh Avenue, New York, New York 10019, serves as the Trust's auditors.

Legal Counsel.

Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, New York 10022, serves as counsel to the Trust.

Code of Ethics.

The Fund, the Adviser, and the Distributor, have each adopted a Code of Ethics to which all investment personnel and all other access persons to the Fund must conform. The Codes of Ethics provide that investment personnel must refrain from certain trading practices, and all access persons are required to report certain personal investment activities, including purchases or sales of securities which may be purchased or held by the Fund. The Codes of Ethics permit investment personnel, subject to the Codes of Ethics, to invest in securities that may be purchased or held by the Fund. Violations of the Codes of Ethics can result in penalties, suspension, or termination of employment.

Portfolio Transactions.

Under the Advisory Agreement, CAM determines, subject to the general supervision of the Board, and in accordance with the Fund's investment objective, policies and limitations, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities purchased or sold through a broker-dealer usually include a brokerage commission. At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. These transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund. While CAM generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below. The allocation of transactions to brokers and dealers is determined by CAM in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Subject to the consideration by CAM to obtain the best net price and the most favorable execution of the order, factors considered by CAM in selecting brokers or dealers include, but are not limited to: the quality and promptness of their execution (e.g., price paid or obtained for a security, speed of execution, ability to "work" a large order, etc.); their effectiveness of transaction clearing and settlement; their liquidity and the amount of capital commitment by the broker or dealer; the degree to which they have been available and responsive to CAM; the quality and promptness of research and brokerage services provided to CAM (both in general and with respect to particular accounts); and whether the investment in question was brought to CAM's attention by the particular broker-dealer.

Subject to the consideration of obtaining best execution, brokers and dealers who provide supplemental investment research to CAM may receive orders for transactions by the Trust. Information so received is in addition to and not in lieu of services required to be performed by CAM and does not reduce the investment advisory fee payable to CAM by the Fund. Such information may be useful to CAM in serving both the Trust and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to CAM in carrying out its obligations to the Trust.

Multiple orders for the purchase or sale of the same security on behalf of clients of CAM are generally aggregated for block execution. CAM will aggregate transactions for block execution only upon making a good-faith determination that the accounts participating in the block trade will benefit from such aggregation, if such aggregation is consistent with CAM's duty to seek best execution (including duty to seek best price) for its clients, and if such aggregation is consistent with the terms of the investment advisory agreement with each client for which trades are being executed.

All accounts participating in a block execution receive the same execution price for equity or fixed income securities purchased or sold, as the case may be, for such accounts on a trading day. In the event that a proprietary account is participating with the Fund in the block transaction, the proprietary account may receive an allocation only when the allocation is performed on a pro rata basis across all participating clients. In the event CAM deems it necessary to allocate the partially executed order on a basis other than pro rata, the proprietary account shall be excluded from receiving any allocation of the executed order, resulting in the allocation being made to the Fund only.

Investment decisions for the Fund are made independently from those made for any other account managed by CAM. Such other accounts may also invest in the securities and may follow similar investment strategies as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and any other account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which CAM believes to be equitable to both the Fund and account. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades. To the extent permitted by law, CAM may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain best execution. In making investment recommendations for the Fund, CAM will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of CAM or its affiliates.

ADDITIONAL INFORMATION

Description of Shares.

The Trust Instrument authorizes the Board to issue an unlimited number of shares, which are units of beneficial interest, with a par value of $.001 per share. The Trust currently has one series of shares, which represent interests in the Genesis Tax Efficient Equity Fund.

The Trust's Trust Instrument authorizes the Board to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular Fund that are available for distribution.

Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. There will normally be no meetings of shareholders for the purpose of electing members of the Board unless and until such time as less than a majority of the Board have been elected by the shareholders, except upon the formation of the Trust, at which time the members of the Board then in office will call a shareholders' meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder and Trustee Liability.

The Delaware Business Trust Act provides that a shareholder of a Delaware business trust, such as the Trust, shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Trust Instrument also provides for indemnification out of Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss, because of shareholder liability, is considered to be extremely remote.

The Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Fund or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

The Trust Instrument provides that the Board has broad powers to amend the Trust Instrument or approve the reorganization of the Fund or any future series thereof, without the approval of shareholders, unless such approval is otherwise required by law. The Trust Instrument allows the Trustees to take actions upon the authority of a majority of Board by written consent in lieu of a meeting.

Shareholder Voting Procedures.

The Trust's Bylaws define the rights and obligations of the Trust's officers and provide rules for routine matters such as calling meetings. The Bylaws govern the use of proxies at shareholder meetings. According to the Bylaws, proxies may be given by telephone, computer, other electronic means or otherwise pursuant to procedures reasonably designed, as determined by the Board, to verify that the shareholder has authorized the instructions contained therein.

Miscellaneous.

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

The Prospectus and this SAI do not include certain information contained in the registration statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                             REGISTRATION STATEMENT
                                       of
                                  GENESIS FUNDS
                                       on
                                    Form N-1A

PART C.     OTHER INFORMATION

Item 23.

           Exhibits:

(a)(1)     Amended and Restated Certificate of Trust.

(a)(2)     Delaware Trust Instrument dated ____________, 2001.(*)

(b)        Bylaws. (*)

(c) This information will be provided in an amendment to Registrant's registration statement.

(d) Investment Advisory Agreement dated as of _________, 2002 between Registrant and Casimir Asset Management, LLC.(*)

(e) Distribution Agreement dated July _________, 2002 between Registrant and Ultimus Fund Distributors, Inc.(*)

(f)        None.

(g)        Custody Agreement dated _________, 2002 between Registrant and U.S.
           Bancorp.(*)

(h)        Other Material Contracts. (*)

(i)        Opinion of Kramer Levin Naftalis & Frankel LLP regarding the Fund.(*)

(k)        Not applicable.

(l)        Initial Capital Agreement.(*)

(m)        Rule 12b-1 Plan.(*)

(n)        None

(p)(1)     Code of Ethics of Registrant.(*)

(p)(2)     Code of Ethics of Adviser.(*)

(p)(3)     Code of Ethics of Distributor.(*)

Item 24.    Persons Controlled by or Under Common Control with Registrant.

            None.

--------
(*)   To be filed by amendment.

Item 25.    Indemnification

This information will be provided in an amendment to Registrant's registration statement.

Item 26.    Business and Other Connections of the Investment Adviser

Casimir Asset Management, LLC (the "Adviser) is the investment adviser to the Genesis Tax Efficient Equity Fund, the sole series of Genesis Funds.

To the knowledge of Registrant, none of the officers of the Adviser, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature.

The principal executive officers of the Adviser are as follows:

Officers
--------

Richard F. Sands          o     Chief Executive Officer

Daniel S. Ripp            o     Chief Financial Officer

The business address of each of the foregoing individuals is 919 Third Avenue, 27th Floor, New York, New York 10022

Item 27.    Principal Underwriter

(a) In addition to Registrant, Ultimus Fund Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

Valenzuela Capital Trust
Hussman Investment Trust
The Shepherd Street Funds, Inc.
Williamsburg Investment Trust
UC Investment Trust
Profit Funds
Investment Trust
The GKM Funds
The Arbitrage Funds

The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Ultimus Fund Distributors, Inc. is located at 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246.

(b) Information about Partners, Directors and Officers of the Distributor is as follows:

   Name and Address          Position with Underwriter   Position with Fund
   ----------------          -------------------------   ------------------

   Robert G. Dorsey          Managing Director/President Vice President

   Mark J. Seger             Managing Director/Treasurer Treasurer

   John F. Splain            Managing Director/Secretary Secretary

   Wade R. Bridge            Vice President              Assistant Secretary

   Theresa A. Minogue        Vice President              Assistant Treasurer

   Steven Nienhaus           Vice President              None

The business address of each of these individuals is Ultimus Fund Distributors, Inc., 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246.

(c)   Not applicable.

Item 28.    Location of Accounts and Records

(1)   Genesis Funds, 919 Third Avenue, 27th Floor, New York, New York 10022.

(2)   U.S. Bancorp, 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29.    Management Services

            None.

Item 30.    Undertakings

            None.


NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Registration Statement has been executed on behalf of Registrant by Trustees of Registrant as Trustees, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 12th day of July, 2002

                                    GENESIS FUNDS
                                    (Registrant)


                                    By:  /s/ Carl Frischling
                                    -------------------------------
                                          Carl Frischling,
                                          Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of July, 2002.

/s/ Carl Frischling                  Trustee
-----------------------
Carl Frischling


/s/ Omar A. Karim                    Trustee
------------------------
Omar A. Karim

                                  GENESIS FUNDS

                                INDEX TO EXHIBITS

Item 23.

Exhibit Number

EX-99.a      Amended and Restated Certificate of Trust.